Document and Entity Information	Jun. 19, 2017
Risk/Return:
Document Type	497
Document Period End Date	Oct. 31, 2016
Registrant Name	EATON VANCE MUTUAL FUNDS TRUST
Central Index Key	0000745463
Amendment Flag	false
Document Creation Date	Jun. 19, 2017
Document Effective Date	Jun. 19, 2017
Prospectus Date	Mar. 01, 2017
Eaton Vance Short Duration Strategic Income Fund | Class A
Risk/Return:
Trading Symbol	ETSIX
Eaton Vance Short Duration Strategic Income Fund | Class B
Risk/Return:
Trading Symbol	EVSGX
Eaton Vance Short Duration Strategic Income Fund | Class C
Risk/Return:
Trading Symbol	ECSIX
Eaton Vance Short Duration Strategic Income Fund | Class I
Risk/Return:
Trading Symbol	ESIIX
Eaton Vance Short Duration Strategic Income Fund | Class R
Risk/Return:
Trading Symbol	ERSIX